Nature of Operations, General Information and Basis of Presentation	12 Months Ended
Mar. 31, 2018
Nature Of Operations General Information And Basis Of Presentation
Nature of Operations, General Information and Basis of Presentation
1	NATURE OF OPERATIONS, GENERAL INFORMATION AND BASIS OF PREPARATION

Eros International Plc (“Eros” or the “Company”) and its subsidiaries’ (together with Eros, the “Group”) principal activities include the acquisition, co-production and distribution of Indian films and related content. Eros International Plc is the Group’s ultimate parent company. It is incorporated and domiciled in the Isle of Man. The address of Eros International Plc’s registered office is Victoria Road, Douglas, Isle of Man IM2 4DF.

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRSs”), as issued by the International Accounting Standards Board (IASB). The financial statements have been prepared on accrual basis and under the historical cost convention on a going concern basis, with the exception of revaluation of certain properties and equipments certain financial instruments and assets acquired and liabilities assumed in a business combination that have been measured at fair value as required by relevant IFRSs.

The Group’s accounting policies as set out below have been applied consistently throughout the Group to all the periods presented, unless otherwise stated. The financial statements of Eros and each of it’s subsidiaries are measured using the currency of the primary economic environment in which these entities operate (i.e. the functional currency). The consolidated financial statements are presented in US Dollars (USD) which is the presentation currency of the Company and has been rounded off to the nearest thousands.

The consolidated financial statements for the year ended March 31, 2018 were approved by the Eros Board of Directors and authorized for issue on July 28, 2018.